Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Rollover Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Rollover Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85%
Expected dividend yield	0.0%

Class A Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class A Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class A Placement Agent Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class A Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54%
Expected dividend yield	0.0%

Class B Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class B Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class B Placement Agent Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class B Placement Agent Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	144%
Expected term (years)	5
Risk-free interest rate	2.69%
Expected dividend yield	0.0%

Class D Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class D Common Stock Warrants were originally estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.20%
Expected dividend yield	0.0%

The fair value of the Class D Common Stock Warrants were originally estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.20%
Expected dividend yield	0.0%

Class E Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class E Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	95%
Expected term (years)	5
Risk-free interest rate	3.77%
Expected dividend yield	0.0%

The fair value of the Class D Common Stock Existing Warrant modification and the Class E Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	95%
Expected term (years)	5
Risk-free interest rate	3.77%
Expected dividend yield	0.0%

Class G Common Stock Warrants [Member]
Warrants [Line Items]
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model

The fair value of the Class G Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.38%
Expected dividend yield	0.0%

The fair value of the Class G Common Stock Warrants were estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	100%
Expected term (years)	5
Risk-free interest rate	4.38%
Expected dividend yield	0.0%